SCHEDULE OF INDEPENDENT VALUATION OF PERFORMANCE RIGHTS GRANTED (Details)			12 Months Ended
	Dec. 10, 2020 shares	Dec. 10, 2020 Integer	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($) shares $ / shares	Jun. 30, 2021 AUD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Expenses arising from share-based payments			$ 125,500	$ 437,508	$ 714,577
Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				40,000,000
Total fair value of performance rights				$ 186,320
Expenses arising from share-based payments			62,107	$ 43,178
Classa Performance Rights One [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				40,000,000
Total fair value of performance rights				$ 291,428
Expenses arising from share-based payments			(101,043)	101,043
Classa Performance Rights Two [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares					15,000,000
Total fair value of performance rights					$ 115,500
Expenses arising from share-based payments				$ 16,041	$ 38,500
Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				20,000,000
Valuation per options (cents) | $ / shares				$ 0.52
Total fair value of performance rights				$ 103,104
Expenses arising from share-based payments			34,368	$ 26,459
Mr Carl Stubbings [member] | Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				20,000,000
Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				20,000,000
Valuation per options (cents) | $ / shares				$ 0.42
Total fair value of performance rights				$ 83,216
Expenses arising from share-based payments			27,739	$ 16,719
Mr Kevin Camilleri [member] | Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				20,000,000
Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				40,000,000
Valuation per options (cents) | $ / shares				$ 0.73
Total fair value of performance rights				$ 291,428
Expenses arising from share-based payments			(101,043)	$ 101,043
Mr Michael Tonroe [member] | Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				40,000,000
Mr Simon Morriss [member] | Class D Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				60,000,000
Valuation per options (cents) | $ / shares				$ 0.96
Total fair value of performance rights				$ 574,037
Expenses arising from share-based payments			191,346	$ 191,346
Mr. Stanley Sack [member] | Class E Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				3,937,500	3,937,500
Valuation per options (cents) | $ / shares				$ 0.90
Total fair value of performance rights				$ 35,438
Expenses arising from share-based payments				35,438
Dr Lindsay Wakefield [member] | Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued	5,000,000	5,000,000			3,750,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights					$ 28,875
Expenses arising from share-based payments				4,010	$ 9,625
Dr Jerzy Muchnicki [member] | Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares	7,500,000				6,250,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights					$ 48,125
Expenses arising from share-based payments				6,684	$ 16,042
Mr Peter Rubinstein [member] | Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares	7,500,000				5,000,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights					$ 38,500
Expenses arising from share-based payments				$ 5,347	$ 12,833